Commitments - Schedule of Contractual Obligations and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Contractual Obligations And Commitments [abstract]
Intangible assets	£ 10,659	£ 12,082
Property, plant and equipment	743	616
Investments	138	146
Purchase commitments	161	484
Pensions and post-retirement benefits	345	44
Interest on loans	6,322	7,603
Future finance charges on leases	146	153
Lease contracts that have not yet commenced	395	60
Total contractual obligations and commitments	£ 18,909	£ 21,188